Consolidated Statements of Income (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Operating Revenue		$ 3,883	$ 3,113
Operating Expenses
Electric fuel and other energy-related purchases		1,022	678
Purchased electric capacity		8	13
Purchased gas		123	145
Other operations and maintenance		742	890
Depreciation, depletion and amortization		618	602
Other taxes		191	182
Impairment of assets and other charges (benefits)		98	(11)
Losses (gains) on sales of assets		(2)	(28)
Total operating expenses		2,800	2,471
Income from operations		1,083	642
Other income (expense)		276	43
Interest and related charges		479	242
Income from continuing operations including noncontrolling interests before income tax expense		880	443
Income tax expense		164	143
Net Income From Continuing Operations		716	300
Net Income From Discontinued Operations	[1]	281	411
Net Income Including Noncontrolling Interests		997	711
Net Income		997	711
Amounts attributable to Dominion Energy
Net income from continuing operations		716	300
Net income from discontinued operations		$ 281	$ 411
EPS - Basic
Net income from continuing operations		$ 0.83	$ 0.34
Net income from discontinued operations		0.34	0.5
Net income attributable to Dominion Energy		1.17	0.84
EPS - Diluted
Net income from continuing operations		0.83	0.34
Net income from discontinued operations		0.34	0.5
Net income attributable to Dominion Energy		$ 1.17	$ 0.84
Virginia Electric and Power Company
Operating Revenue	[2]	$ 2,384	$ 2,167
Operating Expenses
Electric fuel and other energy-related purchases	[2]	799	516
Purchased electric capacity		8	11
Affiliated suppliers		93	91
Other operations and maintenance		348	479
Depreciation, depletion and amortization		447	429
Other taxes		85	75
Impairment of assets and other charges		7	4
Total operating expenses		1,787	1,605
Income from operations		597	562
Other income (expense)		36	4
Interest and related charges	[2]	181	148
Income before income tax expense		452	418
Income tax expense		99	61
Net Income		$ 353	$ 357

[1]	Includes income tax expense of $56 million and $100 million for the three months ended three months ended March 31, 2023 and 2022, respectively.
[2]	See Note 19 for amounts attributable to affiliates.